Discontinued Operations - Information Related to Cash Flows from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations [Abstract]
Depreciation and amortization	$ 467	$ 452	$ 380
Capital expenditures	499	226	711
Stock-based compensation	$ 136	$ 165	$ 340